Note 22 - Provisions - Changes in the Provision Balance (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Carrying amount	$ 141	$ 149
Currency adjustment	17	(8)
Carrying amount	$ 158	$ 141